Share Based Compensation (Details) - Schedule of Unvested Options - Options [Member] - $ / shares	3 Months Ended				9 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Activities for our Unvested Options [Line Items]
Number of options, Unvested, Beginning Balance	84,356	103,013	69,600		69,600
Weighted average Grant Date Fair Value Per Option, Unvested, Beginning Balance	$ 3.7	$ 4	$ 5.3		$ 5.3
Number of options, Granted	52,042		88,076
Weighted average Grant Date Fair Value Per Option, Granted	$ 3.9		$ 3.6	$ 3.6		$ 0.29	$ 0.4
Number of options, Vested		(18,657)	(54,663)			(944,000)
Weighted average Grant Date Fair Value Per Option, Vested		$ 6.4	$ 5.1			$ 0.38
Number of options, Forfeited
Weighted average Grant Date Fair Value Per Option, Forfeited
Number of options, Unvested, Ending Balance	136,398	84,356	103,013		136,398	69,600
Weighted average Grant Date Fair Value Per Option, Unvested, Ending Balance	$ 4	$ 3.7	$ 4		$ 4	$ 5.3